OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Long term assets [Line Items]
Restricted cash	$ 103	$ 129
Unamortized financing fees	5	6
Acqusition Downpayment	46	0
Other	76	41
Other long-term assets, net	230	$ 176
Cost
Other Long term assets [Line Items]
Restricted cash	103
Unamortized financing fees	32
Acqusition Downpayment	46
Other	82
Other long-term assets, net	263
Accumulated Amortization
Other Long term assets [Line Items]
Restricted cash	0
Unamortized financing fees	(27)
Acqusition Downpayment	0
Other	(6)
Other long-term assets, net	$ (33)